Trade and other payables - Movement in the sales rebates and reserves (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	$ 140,474
Estimate related to current period sales	404,454
Adjustment for prior year sales	(3,710)
Credits or payments	(230,445)
Foreign currency translation differences	9,461
Sales rebates and reserves, ending balance	320,234
Rebates and chargebacks
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	127,411
Estimate related to current period sales	355,083
Adjustment for prior year sales	(3,922)
Credits or payments	(185,975)
Foreign currency translation differences	9,975
Sales rebates and reserves, ending balance	302,572
Distribution fees and product returns
Disclosure of subsidiaries [line items]
Sales rebates and reserves. beginning balance	13,063
Estimate related to current period sales	49,371
Adjustment for prior year sales	212
Credits or payments	(44,470)
Foreign currency translation differences	(514)
Sales rebates and reserves, ending balance	$ 17,662